Fees Summary	Oct. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,632,000
Previously Paid Amount	0.00
Total Fee Amount	1,098.98
Total Offset Amount	0.00
Net Fee	1,098.98
Narrative - Max Aggregate Offering Price	$ 12,632,000
Final Prospectus	true